Annual Fund Operating Expenses	Sep. 30, 2021
Eaton Vance California Municipal Opportunities Fund
Operating Expenses:
 Interest Expense	none
 Expenses other than Interest Expense	0.09%
Eaton Vance California Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance California Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance California Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.44%
Eaton Vance Massachusetts Municipal Income Fund
Operating Expenses:
 Interest Expense	0.01%
 Expenses other than Interest Expense	0.11%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.66%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.41%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%
Eaton Vance National Municipal Income Fund
Operating Expenses:
 Interest Expense	0.02%
 Expenses other than Interest Expense	0.07%
Eaton Vance National Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.63%
Eaton Vance National Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.38%
Eaton Vance National Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.38%
Eaton Vance New York Municipal Income Fund
Operating Expenses:
 Interest Expense	none
 Expenses other than Interest Expense	0.10%
Eaton Vance New York Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.65%
Eaton Vance New York Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.40%
Eaton Vance New York Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.45%
Eaton Vance Ohio Municipal Income Fund
Operating Expenses:
 Interest Expense	0.03%
 Expenses other than Interest Expense	0.12%
Eaton Vance Ohio Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Ohio Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Ohio Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.51%